T. ROWE PRICE Summit Municipal Income Fund
January 31, 2022 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 102.3%
ALABAMA 0.8%
Black Belt Energy Gas Dist., Gas Project Revenue Bonds, VRDN,
4.00%, 10/1/52 (Tender 12/1/26)  5,350 5,881
Southeast Energy Auth., Cooperative Dist., Series B, VRDN,
4.00%, 12/1/51 (Tender 12/1/31)  4,550 5,206
Tuscaloosa County IDA, Hunt Refining Project, Series A, 5.25%,
5/1/44 (1) 4,690 5,086
Walker County Economic & IDA, Alabama Power Company Plant
Project, VRDN, 0.10%, 12/1/36 (2) 3,500 3,500
West Jefferson Ind. Dev. Board, Alabama Power Company Miller
Plant Project, VRDN, 0.10%, 12/1/38 (2) 3,905 3,905
23,578
ALASKA 0.2%
Valdez, Exxon Pipeline Project, Series B, VRDN, 0.07%, 12/1/33  6,090 6,090
6,090
ARIZONA 0.9%
Arizona HFA, Banner Health, Series B, FRN, 67% of 3M USD
LIBOR + 0.81%, 0.954%, 1/1/37  660 651
Phoenix Civic Improvement, Sky Harbor Int'l. Airport, Series 2018,
5.00%, 7/1/37 (2) 2,195 2,597
Phoenix Civic Improvement, Sky Harbor Int'l. Airport, Series 2018,
5.00%, 7/1/38 (2) 2,195 2,590
Phoenix Civic Improvement, Sky Harbor Int'l. Airport, Series A,
5.00%, 7/1/47 (2) 2,635 3,048
Phoenix Civic Improvement, Water System, Series A, 4.00%,
7/1/40  1,210 1,419
Phoenix Civic Improvement, Water System, Series A, 4.00%,
7/1/41  2,305 2,699
Phoenix Civic Improvement, Water System, Series A, 4.00%,
7/1/42  1,345 1,572
Phoenix Civic Improvement, Water System, Series A, 5.00%,
7/1/45  3,295 4,112
Phoenix IDA, Downtown Phoenix Student Housing, 5.00%, 7/1/54  1,170 1,339
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/42  2,855 3,266
Tempe IDA, Friendship Village, 5.00%, 12/1/50  965 1,058
Tempe IDA, Friendship Village, 5.00%, 12/1/54  1,100 1,204
25,555
ARKANSAS 0.2%
Arkansas DFA, Baptist Health, 5.00%, 12/1/47  4,390 5,202
Arkansas DFA, Washington Regional Medical Center, Series B,
5.00%, 2/1/22  360 360

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Arkansas DFA, Washington Regional Medical Center, Series B,
5.00%, 2/1/23  525 546
Arkansas DFA, Washington Regional Medical Center, Series B,
5.00%, 2/1/24  705 756
6,864
CALIFORNIA 12.3%
ABAG Fin. Auth. for Nonprofit, Sharp Healthcare, Series A, 5.00%,
8/1/43  5,710 6,041
Bay Area Toll Auth., Series B, FRN, 100% of SIFMA + 0.28%,
0.34%, 4/1/56  2,635 2,637
California, GO, 4.00%, 11/1/37  10,105 11,667
California, GO, 5.00%, 12/1/35  2,635 3,313
California, GO, 5.00%, 12/1/36  3,955 4,966
California Community Choice Fin. Auth., Green Bonds, Series B-1,
VRDN, 4.00%, 2/1/52 (Tender 8/1/31)  11,840 13,607
California Community Housing Agency, Fountains at Emerald Park,
Series A-2, 4.00%, 8/1/46 (1) 1,010 923
California Community Housing Agency, Stoneridge Apartment,
Series A, 4.00%, 2/1/56 (1) 880 848
California Community Housing Agency, Summit at Sausalito
Apartment, Series A-2, 4.00%, 2/1/50 (1) 3,830 3,399
California HFFA, Cedars-Sinai Health System, Series A, 5.00%,
8/15/51  11,175 13,774
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/28  745 848
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/32  165 187
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/33  1,430 1,622
California HFFA, City of Hope, 5.00%, 11/15/49  3,910 4,480
California HFFA, Common Spirit Health, Series A, 4.00%, 4/1/37  2,640 2,968
California HFFA, Common Spirit Health, Series A, 4.00%, 4/1/38  1,060 1,188
California HFFA, Common Spirit Health, Series A, 4.00%, 4/1/40  1,825 2,033
California HFFA, Kaiser Permanente, Series D, VRDN, 5.00%,
11/1/32 (Tender 11/1/22)  1,645 1,699
California HFFA, Lucile Packard Children's Hospital, 4.00%,
5/15/46 (3) 8,785 9,854
California HFFA, Memorial Health Services, Series A, 5.00%,
10/1/33  2,415 2,484
California HFFA, Sutter Health, Series A, 5.00%, 11/15/35  1,320 1,569
California HFFA, Sutter Health, Series A, 5.00%, 11/15/41
(Prerefunded 11/15/25) (4) 6,070 6,894
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  685 778
California Infrastructure & Economic Dev. Bank, Green Bonds,
Series 2019, 5.00%, 8/1/44  6,060 7,250
California Infrastructure & Economic Dev. Bank, Green Bonds,
Series 2019, 5.00%, 8/1/49  2,870 3,421
California Minucipal Fin. Auth., Republic Services, Series B, VRDN,
0.375%, 7/1/51 (Tender 7/15/22) (2) 3,520 3,518

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
California Municipal Fin. Auth., Caritas Affordable Housing,
Series A, 5.25%, 8/15/39  615 656
California Municipal Fin. Auth., Caritas Affordable Housing,
Series A, 5.25%, 8/15/49  1,690 1,795
California Municipal Fin. Auth., Community Health System,
Series A, 4.00%, 2/1/51  1,800 2,013
California Municipal Fin. Auth., LINXS APM Project, 5.00%,
12/31/36 (2) 2,855 3,310
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/43 (2) 6,995 8,044
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/47 (2) 6,150 7,034
California Public Works Board, Series B, 4.00%, 5/1/38  880 1,007
California Public Works Board, Series B, 4.00%, 5/1/46  2,240 2,522
California Public Works Board, Series B, 5.00%, 10/1/34  4,480 4,904
California Public Works Board, Judicial Council, Series A, 5.00%,
3/1/38  1,975 2,058
California School Fin. Auth., Aspire Public School, 5.00%,
8/1/41 (1) 1,405 1,549
California School Fin. Auth., Aspire Public School, 5.00%, 8/1/41
(Prerefunded 8/1/25) (1)(4) 125 141
California Statewide CDA, CHF-Irvine, Univ. of California Student
Housing Irvine East Campus Apartments, Series A, 5.00%,
5/15/47  3,515 4,017
California Statewide CDA, Huntington Memorial Hosp., Series B,
5.00%, 7/1/28 (Prerefunded 7/1/24) (4) 2,555 2,790
California Statewide CDA, Loma Linda Univ. Medical Center,
5.50%, 12/1/54  3,240 3,585
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/48 (1) 745 869
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/56 (1) 1,735 1,968
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/58 (1) 2,030 2,393
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/29  500 542
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/41  1,230 1,349
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/51  1,250 1,349
California Statewide CDA, Statewide Community Infrastructure
Program, 5.00%, 9/2/44  440 508
California, Various Purpose, GO, 4.00%, 10/1/41  7,320 8,402
California, Various Purpose, GO, 5.00%, 8/1/30  3,865 4,676
California, Various Purpose, GO, 5.00%, 9/1/31  4,390 4,669
California, Various Purpose, GO, 5.00%, 10/1/39  3,120 3,416

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
CMFA Special Fin. Agency, Solana At Grand, Series A-2, 4.00%,
8/1/45 (1) 4,100 3,754
CSCDA Community Improvement Auth., Altana Glendale,
Series A-2, 4.00%, 10/1/56 (1) 4,610 4,576
CSCDA Community Improvement Auth., City of Orange, 4.00%,
3/1/57 (1) 4,215 3,704
CSCDA Community Improvement Auth., Union South Bay,
Series A-2, 4.00%, 7/1/56 (1) 6,300 6,288
Golden State Tobacco Securitization, Series A-1, 5.00%, 6/1/47
(Prerefunded 6/1/22) (4) 225 228
Golden State Tobacco Securitization, Asset Backed, Series A,
5.00%, 6/1/34 (Prerefunded 6/1/25) (4) 4,390 4,938
Golden State Tobacco Securitization, Asset Backed, Series A,
5.00%, 6/1/35 (Prerefunded 6/1/25) (4) 2,595 2,914
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.00%,
9/1/44 (5) 1,690 1,820
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.25%, 9/1/37  3,630 3,905
Irvine Unified School Dist., Community Fac. Dist. No. 09-1, Special
Tax, Series D, 5.00%, 3/1/57  2,300 2,612
Los Angeles, TRAN, 4.00%, 6/23/22  35,000 35,500
Los Angeles County Public Works Fin. Auth., Series A, 5.00%,
12/1/33  2,465 2,721
Los Angeles County Public Works Fin. Auth., Green Bond,
Series A, 4.00%, 12/1/37  5,030 5,814
Los Angeles County Public Works Fin. Auth., Green Bond,
Series A, 4.00%, 12/1/38  1,845 2,122
Los Angeles County Public Works Fin. Auth., Green Bond,
Series A, 4.00%, 12/1/39  3,010 3,446
Los Angeles County Public Works Fin. Auth., Green Bond,
Series A, 4.00%, 12/1/40  3,270 3,726
Los Angeles County Public Works Fin. Auth., Green Bond,
Series A, 4.00%, 12/1/43  2,000 2,266
Los Angeles County Public Works Fin. Auth., Multiple Capital
Projects II, 5.00%, 8/1/29  1,755 1,795
Los Angeles County Public Works Fin. Auth., Multiple Capital
Projects II, 5.00%, 8/1/37  1,755 1,795
Los Angeles Dept. of Airports, Series F, 5.00%, 5/15/44 (2) 5,710 6,768
Los Angeles Municipal Improvement, Real Property, Series C,
5.00%, 3/1/30 (Prerefunded 3/1/22) (4) 1,300 1,305
Los Angeles Municipal Improvement, Real Property, Series C,
5.00%, 3/1/31 (Prerefunded 3/1/22) (4) 1,365 1,370
Los Angeles Municipal Improvement, Real Property, Series C,
5.00%, 3/1/32 (Prerefunded 3/1/22) (4) 620 622
Metropolitan Water Dist. of Southern California, Series C, FRN,
100% of SIFMA + 0.14%, 0.20%, 7/1/47 (Tender 5/21/24)  880 880
Metropolitan Water Dist. of Southern California, Series D, FRN,
100% of SIFMA + 0.14%, 0.20%, 7/1/37 (Tender 5/21/24)  4,390 4,390

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Metropolitan Water Dist. of Southern California, Series E, FRN,
100% of SIFMA + 0.14%, 0.20%, 7/1/37 (Tender 5/21/24)  2,985 2,985
Rancho Cucamonga Redev. Agency, 5.00%, 9/1/30 (5) 880 963
Rancho Cucamonga Redev. Agency, 5.00%, 9/1/31 (5) 2,460 2,692
Rancho Cucamonga Redev. Agency, 5.00%, 9/1/32 (5) 2,300 2,517
Riverside County Transportation Commission, Restructure 91
Express, Series B-1, 4.00%, 6/1/37  1,665 1,924
Riverside County Transportation Commission, Restructure 91
Express, Series B-1, 4.00%, 6/1/40  1,540 1,766
Riverside County Transportation Commission, Restructure 91
Express, Series B-1, 4.00%, 6/1/41  1,125 1,288
Sacramento, 4.00%, 9/1/41  880 967
Sacramento, 4.00%, 9/1/46  1,055 1,151
Sacramento County Airport, Series C, 5.00%, 7/1/37 (2) 1,755 2,081
San Diego County Regional Airport Auth., Series B, 5.00%, 7/1/43
(Prerefunded 7/1/23) (2)(4) 6,150 6,505
San Francisco City & County Int'l. Airport, Series A, 5.00%,
5/1/38 (2) 5,490 6,604
San Francisco City & County Int'l. Airport, Commissions, Series A,
5.00%, 5/1/44 (2) 8,795 10,417
San Marcos Redev. Agency, Successor Agency Tax, Series A,
5.00%, 10/1/30  1,360 1,533
San Marcos Redev. Agency, Successor Agency Tax, Series A,
5.00%, 10/1/33  990 1,117
San Mateo, Bay Meadows Community Fac. Dist. No. 2008-1
Special Tax, 5.875%, 9/1/32  1,210 1,236
Univ. of California Regents, Series M, 5.00%, 5/15/47  4,390 5,107
Univ. of California Regents, Series O, 5.50%, 5/15/58  13,175 16,094
363,740
COLORADO 2.3%
Colorado, Series A, COP, 4.00%, 12/15/35  2,025 2,362
Colorado, Series A, COP, 4.00%, 12/15/36  2,025 2,359
Colorado, Series A, COP, 4.00%, 12/15/38  2,020 2,344
Colorado HFA, Adventist Health System Sunbelt, Series A, 5.00%,
11/15/41  4,390 4,988
Colorado HFA, Catholic Health Initiatives, Series A, 5.25%, 1/1/40
(Prerefunded 1/1/23) (4) 6,310 6,567
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/44  8,785 10,563
Colorado HFA, Sunny Vista Living Center, Series A, 6.125%,
12/1/45 (1) 1,600 1,535
Colorado HFA, Sunny Vista Living Center, Series A, 6.25%,
12/1/50 (1) 550 530
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/47  2,650 2,939
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/51  2,980 3,300

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/56  3,710 4,103
Colorado Int'l. Center Metropolitan Dist. No. 14, GO, 5.875%,
12/1/46  1,340 1,426
Colorado Science & Technology Park Metropolitan Dist. No. 1,
5.25%, 12/1/48  925 979
Denver City & County Airport, Series A, 5.25%, 12/1/48 (2) 12,300 14,693
Denver City & County Airport, Series B, 5.00%, 11/15/43  1,100 1,165
Denver Int'l. Business Center Metropolitan Dist. No. 1, Series B,
GO, 6.00%, 12/1/48  500 534
Mirabelle Metropolitan Dist. No 2, Series A, GO, 5.00%, 12/1/49  1,250 1,319
Painted Prairie Metropolitan Dist. No. 2, GO, 5.25%, 12/1/48  1,100 1,146
Regional Transportation Dist., Fastracks Project, Series A, 5.00%,
11/1/46  4,390 5,051
STC Metropolitan Dist. No. 2, Series A, GO, 5.00%, 12/1/38  650 696
68,599
CONNECTICUT 0.5%
Connecticut HEFA, Series L-1, 4.00%, 7/1/22  175 177
Connecticut HEFA, Series L-1, 4.00%, 7/1/23  285 297
Connecticut HEFA, Hartford Univ., 4.00%, 7/1/39  2,180 2,355
Connecticut HEFA, Hartford Univ., 4.00%, 7/1/44  1,325 1,416
Connecticut HEFA, Hartford Univ., 4.00%, 7/1/49  880 937
Connecticut Special Tax Obligation, Transit Imps., Series A,
5.00%, 5/1/32  1,975 2,453
Connecticut Special Tax Obligation, Transportation Infrastructure,
Series A, 5.00%, 1/1/33  5,535 6,527
Mashantucket Western Pequot Tribe, 6.05%, 7/1/31 (6)(7) 1,235 272
14,434
DELAWARE 1.3%
Delaware Economic Dev. Auth., Acts Retirement Communities,
Series B, 5.00%, 11/15/48  5,270 5,926
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/43  2,175 2,536
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/48  4,215 4,867
Delaware HFA, Christiana Health Care System, 4.00%, 10/1/49  7,310 8,191
Delaware HFA, Christiana Health Care System, 5.00%, 10/1/45  5,930 7,166
Delaware Transportation Auth., Garvee, 5.00%, 9/1/33  1,100 1,376
Delaware Transportation Auth., Garvee, 5.00%, 9/1/34  1,755 2,193
Delaware Transportation Auth., Garvee, 5.00%, 9/1/35  880 1,098
Univ. of Delaware, VRDN, 0.12%, 11/1/35  4,260 4,260
37,613
DISTRICT OF COLUMBIA 3.2%
District of Columbia Tobacco Settlement Fin., Series A, Zero
Coupon, 6/15/46  7,030 1,569

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
District of Columbia Water & Sewer Auth., Series A, 5.00%,
10/1/48 (Prerefunded 10/1/23) (4) 4,980 5,319
District of Columbia Water & Sewer Auth., Series B, 5.00%,
10/1/37  2,985 3,362
District of Columbia, American Society of Hematology, 5.00%,
7/1/42 (Prerefunded 7/1/22) (4) 1,625 1,655
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/32  1,605 1,712
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/37  450 478
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/42  615 650
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/52  1,165 1,227
District of Columbia, KIPP Project, 4.00%, 7/1/39  3,030 3,328
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/43 (2) 9,380 11,071
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/48 (2) 8,545 10,050
Metropolitan Washington Airports Auth., Aviation Revenue,
Series A, 5.00%, 10/1/46 (2) 3,515 4,269
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/44  9,035 10,830
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, 4.00%, 10/1/53 (5) 920 1,016
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, 5.00%, 10/1/34  615 741
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, 6.50%, 10/1/44  1,890 2,432
Washington Metropolitan Area Transit Auth., 5.00%, 7/1/43  3,560 4,130
Washington Metropolitan Area Transit Auth., Series A, 4.00%,
7/15/40  1,320 1,521
Washington Metropolitan Area Transit Auth., Series A, 4.00%,
7/15/45  1,755 2,004
Washington Metropolitan Area Transit Auth., Series A, 5.00%,
7/15/38  2,195 2,727
Washington Metropolitan Area Transit Auth., Series A, 5.00%,
7/15/39  4,830 5,992
Washington Metropolitan Area Transit Auth., Green Bonds,
Series A, 4.00%, 7/15/38  3,075 3,589
Washington Metropolitan Area Transit Auth., Green Bonds,
Series A, 4.00%, 7/15/46  10,735 12,269
Washington Metropolitan Area Transit Auth., Green Bonds,
Series A, 5.00%, 7/15/41  2,195 2,766
94,707

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
FLORIDA 8.8%
Alachua County HFA, East Ridge Retirement Village, 6.00%,
11/15/34  2,285 2,126
Alachua County HFA, Shands Teaching Hosp. & Clinics, 4.00%,
12/1/49  4,390 4,857
Alachua County HFA, Shands Teaching Hosp. & Clinics, Series A,
5.00%, 12/1/44  4,945 5,395
Brevard County HFA, Health First, 5.00%, 4/1/39  2,635 2,837
Broward County Airport, Series A, 4.00%, 10/1/49 (2) 2,635 2,849
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/30  650 779
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/32  500 593
Central Florida Expressway Auth., 4.00%, 7/1/34 (5) 3,440 4,064
Central Florida Expressway Auth., 5.00%, 7/1/42  4,595 5,344
Central Florida Expressway Auth., Series B, 5.00%, 7/1/34  1,580 1,812
Collier County Water-Sewer Dist., 4.00%, 7/1/40  7,340 8,615
Collier County Water-Sewer Dist., 4.00%, 7/1/44  4,390 5,099
Davie Ed. Fac., Nova Southeastern Univ., Series A, 6.00%, 4/1/42
(Prerefunded 4/1/23) (4) 3,235 3,430
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ., Series A-1,
4.50%, 6/1/33 (1) 1,755 1,942
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ., Series A-1,
4.75%, 6/1/38 (1) 1,890 2,099
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ., Series A-1,
5.00%, 6/1/48 (1) 3,705 4,113
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/32 (2) 880 1,025
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/44 (2) 4,830 5,764
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/47 (2) 13,175 15,346
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/52 (2) 1,320 1,535
Highlands County HFA, Hospital Adventist Health System,
Series A, VRDN, 0.07%, 11/15/33  2,250 2,250
Hillsborough County IDA, BayCare Health System, Series B,
VRDN, 0.12%, 11/1/38  15,065 15,065
Hillsborough County Port Dist., Tampa Port. Auth., Series B,
5.00%, 6/1/30 (2) 720 846
Hillsborough County Port Dist., Tampa Port. Auth., Series B,
5.00%, 6/1/31 (2) 750 879
Hillsborough County Port Dist., Tampa Port. Auth., Series B,
5.00%, 6/1/46 (2) 4,390 5,054
Jacksonville Ed. Fac., Jacksonville Univ., Series B, 5.00%,
6/1/53 (1) 2,440 2,702
Jacksonville, Better Jacksonville Sales Tax, Series A, 5.00%,
10/1/30  2,635 2,712
Jacksonville, Transit, Series A, 5.00%, 10/1/30 (Prerefunded
10/1/22) (4) 2,150 2,213

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Jacksonville, Transit, Series A, 5.00%, 10/1/31 (Prerefunded
10/1/22) (4) 1,670 1,719
JEA Electric System, Series 3A, 4.00%, 10/1/37  4,390 5,045
Lakewood Ranch Stewardship Dist., Lakewood National Polo Run,
5.375%, 5/1/47  1,230 1,344
Lee Memorial Health System, Series A-1, 5.00%, 4/1/39  1,210 1,452
Lee Memorial Health System, Series A-1, 5.00%, 4/1/44  6,390 7,612
Martin County HFA, Martin Memorial Medical Center, 5.00%,
11/15/45 (Prerefunded 11/15/24) (4) 3,295 3,644
Miami-Dade County Aviation, 5.00%, 10/1/41  5,050 5,831
Miami-Dade County Aviation, Series A, 5.00%, 10/1/28
(Prerefunded 10/1/22) (2)(4) 3,145 3,236
Miami-Dade County Aviation, Series A, 5.00%, 10/1/31
(Prerefunded 10/1/22) (2)(4) 4,390 4,518
Miami-Dade County EFA, Series A, 5.00%, 4/1/53  8,785 10,200
Miami-Dade County EFA, Univ. of Miami, Series A, 5.00%, 4/1/40  9,995 11,069
Miami-Dade County EFA, Univ. of Miami, Series A, 5.00%, 4/1/45  4,390 4,843
Miami-Dade County Seaport Dept., Series A-1, 4.00%, 10/1/45 (2)
(5) 5,360 5,956
Miami-Dade County Water & Sewer System, 4.00%, 10/1/48  6,045 6,906
Orange County HFA, Orlando Health, Series A, 5.00%, 10/1/39  5,585 6,365
Orange County HFA, Orlando Health Obligated Group, 5.00%,
10/1/47  3,075 3,662
Orlando-Orange County Expressway Auth., 5.00%, 7/1/32
(Prerefunded 7/1/23) (4) 1,320 1,396
OTC Community Dev. Dist., Jacksonville, Special Assessment,
Series A, 5.30%, 5/1/38  305 305
Palm Beach County HFA, Active Retirement Life Community,
5.00%, 11/15/45  2,260 2,546
Palm Beach County HFA, Baptist Health, 4.00%, 8/15/49  6,505 7,159
Palm Beach County HFA, Sinai Residences of Boca Raton,
Series A, 7.25%, 6/1/34  600 625
Palm Beach County HFA, Sinai Residences of Boca Raton,
Series A, 7.50%, 6/1/49  220 229
Palm Beach County HFA, Toby & Leon Cooperman Sinai, 4.25%,
6/1/56 (3) 2,625 2,650
Reedy Creek Improvement Dist., Series A, GO, 5.00%, 6/1/26
(Prerefunded 6/1/23) (4) 2,635 2,783
Sarasota County Public Hosp. Dist., Sarasota Memorial Hosp.,
5.00%, 7/1/41  8,785 10,446
South Miami HFA, Baptist South Florida, 5.00%, 8/15/47  7,250 8,427
St. Lucie County, Florida Power & Light, VRDN, 0.07%, 9/1/28  9,000 9,000
St. Lucie County, Florida Power & Light, VRDN, 0.09%, 5/1/24 (2) 5,000 5,000
Tampa-Hillsborough County Expressway Auth., 5.00%, 7/1/47  13,175 15,278
260,591

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
GEORGIA 5.6%
Atlanta Airport, Series B, 4.00%, 7/1/49 (2) 2,195 2,409
Atlanta Airport, Series B, 5.00%, 1/1/33  2,195 2,353
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
6.75%, 1/1/35  705 496
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
7.00%, 1/1/40  4,245 2,928
Atlanta Dev. Auth., Stadium, Series A-1, 5.25%, 7/1/40  2,000 2,249
Atlanta Dev. Auth., Stadium, Series A-1, 5.25%, 7/1/44  9,665 10,863
Burke County Dev. Auth., Georgia Power Plant Vogtle Project,
VRDN, 0.13%, 11/1/52 (2) 3,310 3,310
Dalton, GO, 5.00%, 2/1/42  7,465 8,899
Fulton County Dev. Auth., Piedmont Healthcare Project, Series A,
4.00%, 7/1/49  9,665 10,574
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/37  1,165 1,350
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/42  4,320 5,001
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/47  1,800 2,079
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/36  2,305 2,580
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/44  3,230 3,767
Gainesville & Hall County CDA, Active Retirement Communities,
5.00%, 11/15/33  1,755 2,019
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series A, 5.25%, 8/15/49 (Prerefunded 2/15/25) (4) 9,665 10,828
George L Smith II Congress Center Auth., 4.00%, 1/1/36  1,405 1,551
George L Smith II Congress Center Auth., 4.00%, 1/1/54  10,970 11,902
George L Smith II Congress Center Auth., 5.00%, 1/1/54 (1) 3,355 3,740
Georgia Private Colleges & Univ. Auth., Emory Univ., Series A,
4.00%, 10/1/46  8,285 9,063
Georgia Private Colleges & Univ. Auth., Emory Univ., Series B,
4.00%, 9/1/40  6,700 7,667
Georgia Private Colleges & Univ. Auth., Emory Univ., Series B,
5.00%, 10/1/38  2,570 2,965
Griffin-Spalding County Hosp. Auth., WellStar Health, Series A,
RAC, 5.00%, 4/1/37  1,320 1,530
Main Street Natural Gas, Series A, 5.00%, 5/15/31  3,515 4,154
Main Street Natural Gas, Series A, 5.00%, 5/15/32  2,195 2,588
Main Street Natural Gas, Series A, VRDN, 4.00%, 7/1/52 (Tender
9/1/27)  6,165 6,906
Main Street Natural Gas, Georgia Municipal Gas Auth., Series B,
VRDN, 4.00%, 8/1/49 (Tender 12/2/24)  2,460 2,638
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 8/1/48 (Tender 12/1/23)  5,620 5,894

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 3/1/50 (Tender 9/1/26)  6,220 6,794
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 5/1/52 (Tender 12/1/28)  3,165 3,531
Monroe County Dev. Auth., Florida Power & Light, VRDN, 0.08%,
6/1/49 (2) 5,105 5,105
Municipal Electric Auth. of Georgia, General Power Revenue,
Series 2018A, 5.00%, 1/1/26  600 682
Municipal Electric Auth. of Georgia, General Power Revenue,
Series 2018A, 5.00%, 1/1/27  1,125 1,309
Municipal Electric Auth. of Georgia, General Power Revenue,
Series 2018A, 5.00%, 1/1/28  310 369
Municipal Electric Auth. of Georgia, Plant Vogtle Project, Series A,
5.00%, 1/1/49  4,430 5,221
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/26  3,185 3,619
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/27  1,790 2,082
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/28  1,885 2,241
Savannah Hosp. Auth., Saint Joseph's/Candler Health, Series A,
5.50%, 7/1/31  1,645 1,750
165,006
GUAM 0.1%
Guam Business Privilege Tax, Series F, 4.00%, 1/1/42  1,655 1,800
1,800
HAWAII 0.2%
Hawaii Airports System, Series A, 5.00%, 7/1/43 (2) 5,270 6,194
6,194
IDAHO 0.6%
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/39  5,565 5,961
Idaho HFA, Saint Luke's Health, Series C, VRDN, 0.05%, 3/1/48  3,400 3,400
Idaho HFA, Trinity Health Credit Group, VRDN, 0.23%, 12/1/48
(Tender 5/2/22)  4,500 4,500
Spring Valley Community Infrastructure Dist. No. 1, Special
Assessment Bonds, 3.75%, 9/1/51 (1) 3,600 3,387
17,248
ILLINOIS 3.2%
Chicago, Series A, GO, 5.50%, 1/1/49  2,680 3,136
Chicago Board of Ed., Series A, GO, 5.00%, 12/1/24 (5) 880 968
Chicago Midway Int'l. Airport, Series A, 5.00%, 1/1/33 (2) 3,165 3,369
Chicago Midway Int'l. Airport, Series A, 5.00%, 1/1/34 (2) 2,110 2,244
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/27 (2) 4,390 4,839
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/48 (2) 2,635 3,047

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Chicago O'Hare Int'l. Airport, Series B, 5.00%, 1/1/28  1,900 2,086
Chicago O'Hare Int'l. Airport, Series D, 5.00%, 1/1/47  3,270 3,779
Chicago, Wastewater, Series C, 5.00%, 1/1/31  1,230 1,357
Cook County, Series C, GO, 5.00%, 11/15/29  1,535 1,586
Cook County, Series C, GO, 5.00%, 11/15/33  2,405 2,485
Illinois, GO, 5.50%, 5/1/25  1,195 1,346
Illinois, GO, 5.50%, 5/1/26  1,430 1,648
Illinois, GO, 5.50%, 7/1/38  3,955 4,179
Illinois, Series A, GO, 5.00%, 3/1/24  410 441
Illinois, Series A, GO, 5.00%, 3/1/25  1,100 1,217
Illinois, Series A, GO, 5.00%, 10/1/25  705 790
Illinois, Series A, GO, 5.00%, 10/1/31  880 1,029
Illinois, Series A, GO, 5.00%, 3/1/35  2,370 2,855
Illinois, Series B, GO, 4.00%, 11/1/33  4,390 4,783
Illinois, Series B, GO, 5.00%, 3/1/24  550 592
Illinois, Series B, GO, 5.00%, 10/1/31  1,320 1,544
Illinois, Series B, GO, 5.00%, 10/1/32  1,055 1,226
Illinois, Series C, GO, 5.00%, 11/1/29  8,350 9,591
Illinois, Series D, GO, 5.00%, 11/1/24  880 966
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/34  380 442
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/36  560 651
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/41  1,630 1,888
Illinois Fin. Auth., Northwestern Memorial Healthcare, Series C,
VRDN, 0.10%, 7/15/55  400 400
Illinois Toll Highway Auth., Series C, 5.00%, 1/1/37  4,390 4,826
Metropolitan Pier & Exposition Auth., McCormick Place, 4.00%,
12/15/42 (3) 2,395 2,590
Metropolitan Pier & Exposition Auth., McCormick Place, 4.00%,
12/15/47 (3) 4,390 4,699
Metropolitan Pier & Exposition Auth., McCormick Place, 4.00%,
6/15/52 (3) 2,290 2,442
Metropolitan Pier & Exposition Auth., McCormick Place, 5.00%,
6/15/50  4,195 4,763
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/36 (3) 1,470 963
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/40 (3) 1,435 806
Metropolitan Pier & Exposition Auth., McCormick Place, Series A,
5.00%, 6/15/57  570 638
Regional Transportation Auth., Series A, 6.00%, 7/1/33 (8) 1,755 2,351
Regional Transportation Auth., Series B, 5.50%, 6/1/27 (8) 4,040 4,606
93,168
INDIANA 0.7%
Indiana Fin. Auth., Ohio River Bridges, Series A, 5.00%, 7/1/48
(Prerefunded 7/1/23) (2)(4) 1,985 2,096

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Indiana Fin. Auth., Ohio River Bridges, Series A, 5.25%, 1/1/51
(Prerefunded 7/1/23) (2)(4) 4,780 5,065
Indiana Fin. Auth., Parkview Health System, Series B, VRDN,
0.07%, 11/1/39  1,045 1,045
Indiana Fin. Auth., Parkview Health System, Series D, VRDN,
0.07%, 11/1/39  545 545
Indiana Fin. Auth., Republic Services, Series A, VRDN, 0.22%,
5/1/34 (Tender 3/1/22) (2) 3,960 3,960
Valparaiso, Pratt Paper, 6.75%, 1/1/34 (2) 1,755 1,916
Valparaiso, Pratt Paper, 7.00%, 1/1/44 (2) 500 550
Whiting, BP Products, VRDN, 5.00%, 12/1/44 (Tender 6/5/26) (2) 4,765 5,452
20,629
IOWA 0.6%
Iowa Fin. Auth., Iowa Fertilizer, Series B, VRDN, 5.25%, 12/1/50
(Tender 12/1/37)  525 565
Iowa Fin. Auth., Unity Point Health, Series B-2, VRDN, 0.12%,
2/15/39  11,145 11,145
PEFA, VRDN, 5.00%, 9/1/49 (Tender 9/1/26)  4,875 5,538
17,248
KANSAS 0.2%
Univ. of Kansas Hosp. Auth., Series A, 5.00%, 9/1/48  5,270 6,256
6,256
KENTUCKY 1.5%
Ashland, Ashland Medical Center, 4.00%, 2/1/33  515 572
Ashland, Ashland Medical Center, 4.00%, 2/1/35  415 460
Ashland, Ashland Medical Center, 4.00%, 2/1/38  570 629
Ashland, Ashland Medical Center, 5.00%, 2/1/32  285 341
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/37  945 1,081
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/41  725 829
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/45  2,965 3,379
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/41  1,955 2,252
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/50  4,245 4,663
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  6,385 7,115
Kentucky Public Energy Auth., Gas Supply, Series B, VRDN,
4.00%, 1/1/49 (Tender 1/1/25)  10,980 11,676
Louisville & Jefferson County Regional Airport Auth., UPS
Worldwide, Series A, VRDN, 0.08%, 1/1/29 (2) 6,300 6,300

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Louisville & Jefferson County Regional Airport Auth., UPS
Worldwide, Series B, VRDN, 0.10%, 1/1/29 (2) 5,000 5,000
44,297
LOUISIANA 1.0%
New Orleans Aviation Board, Series D-2, 5.00%, 1/1/38 (2) 1,100 1,258
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/43  1,640 1,898
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/48  3,735 4,314
New Orleans Aviation Board, North Terminal Project, Series B,
5.00%, 1/1/34 (2) 3,515 3,832
New Orleans Aviation Board, North Terminal Project, Series B,
5.00%, 1/1/48 (2) 2,020 2,301
New Orleans Sewerage Service, 5.00%, 6/1/40 (Prerefunded
6/1/25) (4) 1,320 1,482
New Orleans Sewerage Service, 5.00%, 6/1/45 (Prerefunded
6/1/25) (4) 1,185 1,330
New Orleans Water System, 5.00%, 12/1/45 (Prerefunded
12/1/25) (4) 4,830 5,498
Saint Charles Parish, Valero Energy, VRDN, 4.00%, 12/1/40
(Tender 6/1/22)  440 445
Saint James Parish, Nustar Logistics, VRDN, 5.85%, 8/1/41
(Tender 6/1/25) (1) 3,515 3,934
Saint John the Baptist Parish, Marathon Oil, Series A-2, VRDN,
2.10%, 6/1/37 (Tender 7/1/24)  550 561
Saint John the Baptist Parish, Marathon Oil, Series A-3, VRDN,
2.20%, 6/1/37 (Tender 7/1/26)  1,320 1,352
Saint John the Baptist Parish, Marathon Oil, Series B-1, VRDN,
2.125%, 6/1/37 (Tender 7/1/24)  880 898
Saint John the Baptist Parish, Marathon Oil, Series B-2, VRDN,
2.375%, 6/1/37 (Tender 7/1/26)  880 908
30,011
MARYLAND 3.7%
Baltimore City, Convention Center Hotel, 5.00%, 9/1/36  2,590 2,710
Baltimore City, Convention Center Hotel, 5.00%, 9/1/46  1,965 2,044
Baltimore City, Wastewater, Series C, 5.00%, 7/1/33  2,800 3,097
Baltimore City, Water, 5.00%, 7/1/31  1,895 2,095
Baltimore City, Water, Series B, 5.00%, 7/1/28 (Prerefunded
1/1/24) (4) 1,320 1,419
Baltimore City, Water, Series B, 5.00%, 7/1/30 (Prerefunded
1/1/24) (4) 2,005 2,156
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33  385 421
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/36  260 284
Maryland CDA, Series A, 4.50%, 9/1/48  2,815 3,059
Maryland CDA, Residential, Series G, VRDN, 0.07%, 9/1/40 (2) 4,255 4,255

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Maryland DOT, Series B, DOT, 4.00%, 8/1/37 (2) 1,010 1,141
Maryland DOT, Series B, DOT, 4.00%, 8/1/38 (2) 1,240 1,398
Maryland DOT, Series B, DOT, 5.00%, 8/1/36 (2) 880 1,073
Maryland DOT, Series B, DOT, 5.00%, 8/1/46 (2) 3,025 3,622
Maryland Economic Dev., Port Covington Project, 4.00%, 9/1/50  1,010 1,094
Maryland HHEFA, 5.00%, 7/1/39  4,390 4,746
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/36  1,270 1,500
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/46  4,390 5,140
Maryland HHEFA, MedStar Health, 5.00%, 8/15/33  3,955 4,368
Maryland HHEFA, MedStar Health, 5.00%, 8/15/38  3,515 3,877
Maryland HHEFA, MedStar Health, Series A, 5.00%, 5/15/45  5,750 6,721
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/27  2,685 3,007
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/45  1,640 1,803
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/46  1,755 1,941
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/51  2,605 2,868
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/55  1,615 1,773
Maryland HHEFA, Univ. of Maryland Medical System, Series A,
5.00%, 7/1/43 (Prerefunded 7/1/22) (4) 7,465 7,606
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/34
(Prerefunded 7/1/24) (4) 2,195 2,409
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, 5.00%, 5/1/35  3,515 4,185
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Series A, 5.00%, 5/1/42  5,085 6,034
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Series B, 5.00%, 5/1/47  2,195 2,980
Maryland State Transportation Auth., Series A, 4.00%, 7/1/38  880 1,019
Maryland State Transportation Auth., Series A, 4.00%, 7/1/40  1,100 1,270
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
4.00%, 6/1/33 (2) 2,855 3,200
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
Series B, 5.00%, 3/1/27 (Prerefunded 3/1/22) (2)(4) 7,015 7,041
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/42  2,195 2,339
Rockville, Ingleside at King Farm, Series A-2, 5.00%, 11/1/31  260 280
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  1,755 1,829
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/42  2,635 2,705
110,509
MASSACHUSETTS 0.3%
Massachusetts DFA, NewBridge Charles, 5.00%, 10/1/57 (1) 1,405 1,508

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Massachusetts DOT, Series A, DOT, 5.00%, 1/1/32  6,895 8,387
9,895
MICHIGAN 2.6%
Detroit, GO, 5.00%, 4/1/27  705 802
Detroit, GO, 5.50%, 4/1/32  520 634
Detroit, GO, 5.50%, 4/1/34  290 353
Detroit, GO, 5.50%, 4/1/36  380 462
Detroit, GO, 5.50%, 4/1/38  860 1,042
Detroit, GO, 5.50%, 4/1/40  595 719
Detroit, GO, 5.50%, 4/1/45  440 527
Detroit, GO, 5.50%, 4/1/50  880 1,048
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/43 (5) 1,845 1,991
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/48 (5) 2,020 2,174
Grand Traverse County Hosp. Fin. Auth., Munson Healthcare,
Series C, VRDN, 0.10%, 7/1/41  4,165 4,165
Great Lakes Water Auth. Sewage Disposal, Series C, 5.00%,
7/1/36  2,900 3,320
Great Lakes Water Auth. Water Supply, Series B, 5.00%, 7/1/46  9,555 10,787
Kentwood Economic Dev., Holland Home Obligated Group, 4.00%,
11/15/31 (3) 790 867
Kentwood Economic Dev., Holland Home Obligated Group, 4.00%,
11/15/43 (3) 1,100 1,177
Michigan Fin. Auth., Series C-1, 5.00%, 7/1/44 (Prerefunded
7/1/22) (4) 880 897
Michigan Fin. Auth., Great Lakes Water Auth., Water Supply,
Series D-2, 5.00%, 7/1/34  1,975 2,198
Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/34  2,835 3,262
Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/37  3,075 3,529
Michigan Fin. Auth., Local Gov't. Loan Program, Great Lakes,
Series C, 5.00%, 7/1/35  2,045 2,274
Michigan Fin. Auth., McLaren Health Care, 5.00%, 2/15/37  1,220 1,483
Michigan Fin. Auth., McLaren Health Care, 5.00%, 2/15/38  1,755 2,130
Michigan Fin. Auth., McLaren Health Care, 5.00%, 2/15/39  5,205 6,310
Michigan Fin. Auth., McLaren Health Care, Series B, 5.00%,
5/15/35  4,390 4,867
Michigan Fin. Auth., Trinity Health Credit Group, 5.00%, 12/1/31
(Prerefunded 6/1/22) (4) 2,370 2,406
Michigan Fin. Auth., Trinity Health Credit Group, 5.00%, 12/1/35
(Prerefunded 6/1/22) (4) 4,390 4,457
Michigan Fin. Auth., Trinity Health Credit Group, Series A, 5.00%,
12/1/47 (Prerefunded 12/1/22) (4) 2,635 2,730
Wayne County, Series C, 5.00%, 12/1/37 (1)(2)(5) 8,785 10,287
76,898

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
MISSISSIPPI 0.5%
Mississippi Business Fin., Chevron USA Project, Series B, VRDN,
0.07%, 11/1/35  3,075 3,075
Mississippi Business Fin., Mississippi Power Project, VRDN,
0.10%, 7/1/25 (2) 4,100 4,100
Mississippi Business Fin., Mississippi Power Project, VRDN,
0.10%, 5/1/28 (2) 2,800 2,800
Mississippi Business Fin., Mississippi Power Project, VRDN,
0.12%, 12/1/27 (2) 5,500 5,500
15,475
MISSOURI 1.7%
Kansas City IDA, Kansas City Int'l. Airport, Series A, 5.00%,
3/1/57 (2)(5) 7,335 8,645
Kansas City IDA, Kansas City Int'l. Airport, Series B, 5.00%,
3/1/55 (2)(5) 14,485 16,902
Missouri HEFA, Saint Louis Univ., Series B-2, VRDN, 0.08%,
10/1/35  800 800
Missouri HEFA, Washington Univ., Series C, VRDN, 0.05%, 3/1/40  5,050 5,050
Missouri Joint Municipal Electric Utility Commission, IATAN 2,
Series A, 5.00%, 1/1/33  1,755 1,885
Missouri Joint Municipal Electric Utility Commission, Plum Point,
5.00%, 1/1/33  4,390 4,819
Saint Louis County IDA, Friendship Village, 5.00%, 9/1/48  5,875 6,433
Saint Louis County IDA, Friendship Village, Series A, 5.00%,
9/1/38  660 729
Saint Louis County IDA, Friendship Village, Series A, 5.125%,
9/1/48  1,715 1,885
Saint Louis County IDA, Saint Andrews Resources for Seniors,
Series A, 5.125%, 12/1/45  725 776
Saint Louis IDA, Ballpark Village, Series A, 3.875%, 11/15/29  80 77
Saint Louis IDA, Ballpark Village, Series A, 4.375%, 11/15/35  515 497
Saint Louis IDA, Ballpark Village, Series A, 4.75%, 11/15/47  440 428
48,926
NEBRASKA 0.0%
Central Plains Energy, Nebraska Gas, 5.25%, 9/1/37 (Prerefunded
9/1/22) (4) 880 903
903
NEVADA 0.7%
Las Vegas Convention & Visitors Auth., Series B, 5.00%, 7/1/33  1,840 2,218
Las Vegas Convention & Visitors Auth., Series B, 5.00%, 7/1/43  9,490 11,129
Las Vegas Redev. Agency, 5.00%, 6/15/40  2,820 3,135
Las Vegas Redev. Agency, 5.00%, 6/15/45  2,230 2,466
Sparks, Series A, 2.50%, 6/15/24 (1) 520 524
19,472

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
NEW HAMPSHIRE 0.3%
New Hampshire Business Fin. Auth., Series 2020-1, Class A,
4.125%, 1/20/34  1,964 2,201
New Hampshire Business Fin. Auth., Series A, 4.00%, 7/1/51  6,370 7,211
9,412
NEW JERSEY 6.2%
Essex County Improvement Auth., Series A, 4.00%, 8/1/46 (9) 1,055 1,207
Hudson County Improvement Auth., Hudson County Courthouse
Project, 4.00%, 10/1/33  1,755 2,059
New Jersey Economic Dev. Auth., Cigarette Tax, 5.00%, 6/15/24  880 892
New Jersey Economic Dev. Auth., Cigarette Tax, 5.00%, 6/15/25  4,390 4,452
New Jersey Economic Dev. Auth., Cigarette Tax, 5.00%, 6/15/28  440 446
New Jersey Economic Dev. Auth., Continental Airlines, 5.125%,
9/15/23 (2) 235 242
New Jersey Economic Dev. Auth., Continental Airlines, Series B,
5.625%, 11/15/30 (2) 2,195 2,371
New Jersey Economic Dev. Auth., Cranes Mill Project, 5.00%,
1/1/39  1,480 1,650
New Jersey Economic Dev. Auth., Goethals Bridge, 5.00%,
1/1/31 (2)(5) 880 942
New Jersey Economic Dev. Auth., Goethals Bridge, 5.125%,
1/1/34 (2) 1,575 1,684
New Jersey Economic Dev. Auth., Goethals Bridge, 5.125%,
7/1/42 (2)(5) 965 1,034
New Jersey Economic Dev. Auth., Goethals Bridge, 5.375%,
1/1/43 (2) 2,635 2,825
New Jersey Economic Dev. Auth., Goethals Bridge, 5.625%,
1/1/52 (2) 1,790 1,926
New Jersey Economic Dev. Auth., Middlesex Water, 5.00%,
8/1/59 (2) 880 1,020
New Jersey Economic Dev. Auth., Middlesex Water, Series A,
5.00%, 10/1/23  2,155 2,293
New Jersey Economic Dev. Auth., Port Newark Container Terminal,
5.00%, 10/1/37 (2) 5,200 5,965
New Jersey Economic Dev. Auth., Port Newark Container Terminal,
5.00%, 10/1/47 (2) 5,090 5,764
New Jersey Economic Dev. Auth., Transit Trans. Project, 4.00%,
11/1/38  880 972
New Jersey Economic Dev. Auth., Transit Transportation Project,
4.00%, 11/1/44  1,975 2,156
New Jersey HCFFA, Barnabas Health, 4.00%, 7/1/45  4,390 4,996
New Jersey HCFFA, Barnabas Health, 4.00%, 7/1/51  7,770 8,775
New Jersey HCFFA, Barnabas Health, Series A, 5.00%, 7/1/23
(Prerefunded 7/1/22) (4) 1,105 1,126
New Jersey HCFFA, Barnabas Health, Series A, 5.00%, 7/1/24
(Prerefunded 7/1/22) (4) 3,955 4,029

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
New Jersey HCFFA, Barnabas Health, Series A, 5.00%, 7/1/25
(Prerefunded 7/1/22) (4) 880 896
New Jersey HCFFA, Barnabas Health, Series A, 5.00%, 7/1/44  2,945 3,200
New Jersey HCFFA, Hackensack Meridian Health, Series A,
5.25%, 7/1/57  1,755 2,059
New Jersey HCFFA, Meridian Healthcare System, 5.00%, 7/1/25  3,515 3,581
New Jersey HCFFA, Meridian Healthcare System, 5.00%, 7/1/26  880 896
New Jersey HCFFA, RWJ Barnabas Health, Series A, 5.00%,
7/1/43  5,185 5,934
New Jersey HCFFA, Univ. Hosp., Series A, 5.00%, 7/1/46 (5) 3,120 3,466
New Jersey Higher Ed. Student Assistance Auth., Series 1A-1,
5.00%, 12/1/22 (2) 1,755 1,816
New Jersey Institute of Technology, Series A, 5.00%, 7/1/40  3,075 3,412
New Jersey Institute of Technology, Unrefunded Balance, Series A,
5.00%, 7/1/42 (Prerefunded 7/1/22) (4) 2,440 2,486
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/34  2,125 2,387
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/35  1,100 1,231
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/36  5,840 6,521
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/39 (3) 2,550 2,816
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/40 (3) 2,550 2,809
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/42 (3) 1,035 1,133
New Jersey Transportation Trust Fund Auth., Series A, 5.00%,
12/15/25  2,550 2,885
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/36 (3) 1,535 1,872
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/37 (3) 1,165 1,415
New Jersey Transportation Trust Fund Auth., Series BB, 4.00%,
6/15/44  5,115 5,558
New Jersey Transportation Trust Fund Auth., Federal Highway
Reimbursement, Series A, 5.00%, 6/15/31  2,550 2,906
New Jersey Transportation Trust Fund Auth., Transportation
System, Series AA, 5.25%, 6/15/43  11,815 13,944
New Jersey Transportation Trust Fund Auth., Transportation
System, Series BB, 4.00%, 6/15/46  2,875 3,129
New Jersey Transportation Trust Fund Auth., Transportation
System, Series BB, 4.00%, 6/15/50  2,875 3,120
New Jersey Turnpike Auth., Series A, 4.00%, 1/1/42  1,690 1,937
New Jersey Turnpike Auth., Series A, 4.00%, 1/1/51  15,460 17,430
New Jersey Turnpike Auth., Series B, 5.00%, 1/1/30 (Prerefunded
1/1/23) (4) 3,515 3,655

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 5.00%,
6/1/25  7,445 8,312
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 5.00%,
6/1/26  6,120 7,009
Tobacco Settlement Fin., Series A, 5.25%, 6/1/46  2,635 3,004
Union County PCR, Exxon Project, VRDN, 0.08%, 10/1/24  3,200 3,200
182,845
NEW MEXICO 0.2%
Farmington PCR, Public Services of New Mexico, San Juan
Project, Series C, VRDN, 1.15%, 6/1/40 (Tender 6/1/24)  1,755 1,751
New Mexico Hosp. Equipment Loan Council, Series A, 4.00%,
8/1/48  3,955 4,410
6,161
NEW YORK 9.7%
Brooklyn Arena Local Dev., Series A, 5.00%, 7/15/42  4,215 4,757
Build New York City Resource, Pratt Paper, 5.00%, 1/1/35 (1)(2) 1,320 1,441
Dormitory Auth. of the State of New York, Series A, 4.00%,
3/15/39  8,800 9,989
Dormitory Auth. of the State of New York, Series A, 4.00%, 7/1/50  4,105 4,542
Dormitory Auth. of the State of New York, Series A, 5.00%,
3/15/46  4,390 5,286
Dormitory Auth. of the State of New York, New York Univ., Series A,
4.00%, 7/1/46  2,370 2,690
Dormitory Auth. of the State of New York, Personal Income Tax,
Series B, 5.00%, 3/15/32  5,490 5,520
Dormitory Auth. of the State of New York, Saint John's Univ.,
Series A, 5.00%, 7/1/44  1,230 1,284
Dormitory Auth. of the State of New York, Sales Tax, Series A,
5.00%, 3/15/35  5,315 6,115
Dormitory Auth. of the State of New York, School Dist., Unrefunded
Balance, Series A, 5.00%, 10/1/25  50 50
Dormitory Auth. of the State of New York, The New School,
Series A, 5.00%, 7/1/37  2,290 2,654
Glen Cove Local Economic Assistance, Garvies Point, Series A,
5.00%, 1/1/56  655 686
Glen Cove Local Economic Assistance, Garvies Point, Series B,
Zero Coupon, 1/1/45  8,480 3,114
Glen Cove Local Economic Assistance, Garvies Point, Series C,
STEP, 0.00%, 1/1/55  850 867
Long Island Power Auth., Series 2021A, 5.00%, 9/1/37
(Prerefunded 9/1/22) (4) 1,160 1,190
Long Island Power Auth., Series A, 5.00%, 9/1/37  1,870 1,916
Long Island Power Auth., Series A, 5.00%, 9/1/37 (Prerefunded
9/1/22) (4) 1,515 1,554
Long Island Power Auth., Electric, Series A, 5.00%, 9/1/34  1,165 1,274

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Metropolitan Transportation Auth., Series A, BAN, 5.00%, 2/1/23  1,960 2,033
Metropolitan Transportation Auth., Series B, 5.25%, 11/15/26 (5) 3,515 4,128
Metropolitan Transportation Auth., Series D-1, BAN, 5.00%, 9/1/22  18,450 18,877
Metropolitan Transportation Auth., Series D2A-1, FRN, 67% of
SOFR + 0.55%, 0.584%, 11/1/32 (Tender 4/1/24) (5) 1,470 1,469
Metropolitan Transportation Auth., Series D2B-2, FRN, 67% of
SOFR + 0.55%, 0.584%, 11/1/32 (Tender 4/1/24) (5) 4,680 4,675
Metropolitan Transportation Auth., Series E-1, VRDN, 0.10%,
11/15/50  3,000 3,000
Metropolitan Transportation Auth., Series F, BAN, 5.00%, 11/15/22  3,675 3,787
Metropolitan Transportation Auth., Dedicated Tax Fund, Series A,
5.25%, 11/15/31  4,390 5,136
Metropolitan Transportation Auth., Dedicated Tax Fund,
Series A-1, VRDN, 0.11%, 11/1/31  7,000 7,000
Metropolitan Transportation Auth., Green Bond, Series A-1, 5.00%,
11/15/49  9,205 10,700
Monroe County IDC, Univ. of Rochester Project, Series A, 4.00%,
7/1/50  7,660 8,487
Nassau County IDA, Amsterdam at Harborside, Series A, 9.00%,
1/1/41 (1) 1,200 1,165
Nassau County IDA, Amsterdam at Harborside, Series B, VR,
5.00%, 1/1/58  2,612 2,241
New York City, Series B-1, GO, 5.00%, 10/1/38  2,240 2,630
New York City, Series B-1, GO, 5.00%, 10/1/42  6,150 7,447
New York City, Series D, GO, 5.00%, 12/1/42  4,390 5,325
New York City, Series F-1, GO, 4.00%, 3/1/40  1,780 2,008
New York City, Series I, GO,VRDN, 0.11%, 4/1/36  1,150 1,150
New York City, Series J, GO, 5.00%, 8/1/30  3,785 4,140
New York City, Series J, GO, 5.00%, 8/1/33  1,320 1,443
New York City Transitional Fin. Auth. Future Tax Secured Revenue,
Series B-1, 5.00%, 8/1/45  6,720 8,320
New York City Transitional Fin. Auth., Building Aid, Series S-1,
5.00%, 7/15/45  4,390 5,249
New York City Transitional Fin. Auth., Building Aid, Series S-3,
5.00%, 7/15/43  4,390 5,258
New York City Transitional Fin. Auth., Future Tax Secured Revenue,
4.00%, 11/1/36  440 507
New York City Transitional Fin. Auth., Future Tax Secured Revenue,
4.00%, 11/1/37  1,320 1,518
New York City Transitional Fin. Auth., Future Tax Secured Revenue,
Series B-1, 4.00%, 11/1/39  4,390 4,978
New York City Transitional Fin. Auth., Future Tax Secured Revenue,
Series B-1, 5.00%, 8/1/36  6,110 7,361
New York City Transitional Fin. Auth., Future Tax Secured Revenue,
Series B-1, 5.00%, 8/1/38  4,390 5,285
New York City Transitional Fin. Auth., Future Tax Secured Revenue,
Series E-3, VRDN, 0.07%, 2/1/45  990 990

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
New York City Water & Sewer System, Series AA-1, 4.00%,
6/15/50  13,615 15,270
New York Energy Research & Dev. Auth., Consolidated Edison,
Series A-2, VRDN, 0.07%, 6/1/36 (2) 5,000 5,000
New York Liberty Dev., 1 World Trade Center, 4.00%, 2/15/43  5,265 5,830
New York Liberty Dev., 3 World Trade Center, Class 2, 5.15%,
11/15/34 (1) 1,535 1,674
New York Liberty Dev., 3 World Trade Center, Class 2, 5.375%,
11/15/40 (1) 3,075 3,354
New York Liberty Dev., Bank of America Tower at One Bryant Park,
Class 3, 2.80%, 9/15/69  2,505 2,512
New York State Housing Fin. Agency, Series L-2, 0.75%, 11/1/25  3,955 3,849
New York State Housing Fin. Agency, Series M-2, 0.75%, 11/1/25  2,195 2,152
New York State Thruway Auth., Series O, 4.00%, 1/1/37  16,620 19,075
New York State Urban Dev., Series A, 4.00%, 3/15/38  7,500 8,632
New York Transportation Dev., American Airlines, 5.00%,
8/1/31 (2) 1,275 1,288
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 1/1/34 (2) 2,635 3,040
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 10/1/35 (2) 2,195 2,601
Onondaga Civic Dev., Saint Joseph's Hosp., 5.00%, 7/1/42
(Prerefunded 7/1/22) (4) 3,000 3,056
Port Auth. of New York & New Jersey, Series 172, 5.00%,
10/1/34 (2) 1,755 1,768
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 214, 4.00%, 9/1/43 (2) 1,715 1,878
Triborough Bridge & Tunnel Auth., Series A-1, 5.00%, 5/15/51  6,590 8,124
Triborough Bridge & Tunnel Auth., Series B, 5.00%, 11/15/25  1,755 1,815
Westchester County Local Dev., Pace Univ., Series A, 5.50%,
5/1/42  3,965 4,292
286,446
NORTH CAROLINA 1.8%
Charlotte-Mecklenburg Hosp. Auth., Atrium Health, Series E,
VRDN, 0.07%, 1/15/42  8,000 8,000
Charlotte-Mecklenburg Hosp. Auth., Carolina Healthcare, Series B,
VRDN, 0.07%, 1/15/38  135 135
North Carolina Medical Care Commission, Salemtowne, 5.25%,
10/1/35  880 882
North Carolina Medical Care Commission, Sharon Towers,
Series A, 5.00%, 7/1/39  745 822
North Carolina Medical Care Commission, Sharon Towers,
Series A, 5.00%, 7/1/44  970 1,064
North Carolina Medical Care Commission, Sharon Towers,
Series A, 5.00%, 7/1/49  880 961

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
North Carolina Medical Care Commission, Vidant Health, 5.00%,
6/1/40  4,930 5,467
North Carolina Medical Care Commission, Vidant Health, 5.00%,
6/1/45  11,565 12,784
North Carolina Municipal Power Agency # 1, Catawba, Series A,
5.00%, 1/1/28  6,720 7,635
North Carolina Turnpike Auth., 5.00%, 1/1/40  7,050 8,266
Raleigh Durham Airport Auth., Series A, 5.00%, 5/1/34 (2) 1,890 2,291
Raleigh Durham Airport Auth., Series A, 5.00%, 5/1/35 (2) 880 1,065
Raleigh Durham Airport Auth., Series A, 5.00%, 5/1/36 (2) 440 532
Univ. of North Carolina at Chapel Hill, Series B, VRDN, 0.12%,
2/15/31  2,980 2,980
52,884
OHIO 3.0%
Buckeye Tobacco Settlement Fin. Auth., Series A-2, Class 1,
4.00%, 6/1/37  2,285 2,587
Buckeye Tobacco Settlement Fin. Auth., Series A-2, Class 1,
4.00%, 6/1/38  1,535 1,732
Buckeye Tobacco Settlement Fin. Auth., Series A-2, Class 1,
4.00%, 6/1/39  3,075 3,459
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  28,350 31,162
Cleveland-Cuyahoga County Port Auth., Museum of Natural
History, 4.00%, 7/1/40  265 303
Cleveland-Cuyahoga County Port Auth., Museum of Natural
History, 4.00%, 7/1/41  305 349
Cleveland-Cuyahoga County Port Auth., Museum of Natural
History, 4.00%, 7/1/46  660 746
Cleveland-Cuyahoga County Port Auth., Museum of Natural
History, 4.00%, 7/1/51  880 991
Cuyahoga County, MetroHealth System, 5.50%, 2/15/52  4,230 4,976
Cuyahoga County, MetroHealth System, 5.50%, 2/15/57  3,020 3,544
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 5.00%, 12/1/44  3,560 3,928
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 5.00%, 12/1/51  4,915 5,380
Franklin County, Trinity Health Credit Group, VRDN, 0.10%,
12/1/46 (Tender 2/5/22)  1,000 1,000
Hamilton County, Life Enriching Communities, 5.00%, 1/1/36  1,320 1,429
Hamilton County, Life Enriching Communities, 5.00%, 1/1/46  3,690 3,948
Hamilton County, Life Enriching Communities, Series A, 5.00%,
1/1/52  880 951
Ohio, Series A, 4.00%, 1/15/50  4,390 4,834
Ohio, Series A, 5.00%, 1/15/50  2,635 3,119
Ohio Air Quality Dev. Auth., Ohio Valley Electric, 3.25%, 9/1/29  1,715 1,761
Ohio Air Quality Dev. Auth., Pratt Paper, 4.25%, 1/15/38 (1)(2) 500 557

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Ohio Air Quality Dev. Auth., Pratt Paper, 4.50%, 1/15/48 (1)(2) 1,360 1,533
Ohio State Univ., Multiyear Debt Issuance Program II, Green
Bonds, Series A, 4.00%, 12/1/48  7,600 8,724
Southeastern Ohio Port Auth., Memorial Health System, 6.00%,
12/1/42  1,795 1,840
88,853
OKLAHOMA 0.2%
Oklahoma County Fin. Auth., Epworth Villa, Series A, 5.00%,
4/1/33  880 748
Oklahoma County Fin. Auth., Epworth Villa, Series A, 5.875%,
4/1/30  220 187
Oklahoma DFA, OU Medicine, Series B, 5.50%, 8/15/52  1,390 1,670
Oklahoma Turnpike Auth., Series C, 5.00%, 1/1/47  1,140 1,320
Tulsa County Ind. Auth., Montereau Project, 5.25%, 11/15/45  550 608
4,533
OREGON 0.9%
Oregon Fac. Auth., Legacy Health, Series A, 5.00%, 6/1/46  3,670 4,142
Oregon Fac. Auth., Peace Health, Series B, VRDN, 0.11%, 8/1/34  13,340 13,340
Port of Portland Airport, Series 24B, 5.00%, 7/1/42 (2) 2,635 3,018
Port of Portland Airport, Series A, 4.00%, 7/1/39 (2) 4,390 4,903
25,403
PENNSYLVANIA 2.6%
Chester County IDA, 4.00%, 12/1/46  2,000 2,293
Chester County IDA, 4.00%, 12/1/51  1,895 2,157
Cumberland County Municipal Auth., Asbury Obligated Group,
4.50%, 1/1/40 (1) 3,785 3,957
Delaware County IDA, United Parcel Service, VRDN, 0.09%,
9/1/45  14,300 14,300
Doylestown Hosp. Auth., Doylestown Hosp., Series A, 5.00%,
7/1/49  3,240 3,671
Franklin County IDA, Menno Haven, 5.00%, 12/1/38  880 959
Montgomery County Higher Ed. & Health Auth., Thomas Jefferson
Univ., Series A, 5.00%, 9/1/34  2,415 2,868
Montgomery County Higher Ed. & Health Auth., Thomas Jefferson
Univ., Series A, 5.00%, 9/1/37  2,195 2,599
Montgomery County IDA, Albert Einstein Healthcare, Series A,
5.25%, 1/15/45  3,750 4,179
Pennsylvania Economic DFA, National Gypsum, 5.50%,
11/1/44 (2) 2,500 2,634
Pennsylvania Economic DFA, Republic Services, Series A, VRDN,
0.25%, 4/1/34 (Tender 4/18/22) (2) 5,060 5,059
Pennsylvania Economic DFA, Waste Management, VRDN, 0.45%,
8/1/45 (Tender 5/2/22) (2) 3,500 3,500

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Pennsylvania Higher EFA, Thomas Jefferson Univ., Series A,
5.00%, 9/1/39  1,320 1,453
Pennsylvania Higher EFA, Univ. of Pennsylvania, Series A, 4.00%,
8/15/43  2,855 3,215
Philadelphia IDA, Temple Univ., 2nd Series 2016, 5.00%, 4/1/34  6,740 7,459
Philadelphia School Dist., Series A, GO, 4.00%, 9/1/46  4,390 4,885
Philadelphia School Dist., Series A, GO, 5.00%, 9/1/44  5,445 6,572
State Public School Building Auth., Series A, 5.00%, 6/1/32 (5) 4,390 5,108
76,868
PUERTO RICO 4.2%
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
4.00%, 7/1/42 (1)(3) 4,390 4,904
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
4.00%, 7/1/42 (1) 2,850 3,199
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/22 (1) 320 326
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/25 (1)(3) 1,450 1,608
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/25 (1) 315 355
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/28 (1)(3) 1,500 1,763
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/33 (1)(3) 6,150 7,581
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/33 (1) 1,310 1,624
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (1) 3,635 4,394
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/37 (1)(3) 6,545 8,015
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.25%, 7/1/29  4 4
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
4.00%, 7/1/42 (1) 2,355 2,644
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/29 (1) 2,775 3,375
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/37 (1) 1,495 1,833
Puerto Rico Commonwealth, Public Improvement, Series A-PSA,
GO, 5.00%, 7/1/19 (7)(10) 880 882
Puerto Rico Commonwealth, Public Improvement, Series A-PSA,
GO, 5.00%, 7/1/41 (7)(10) 9,765 8,886
Puerto Rico Commonwealth, Public Improvement, Series A-PSA,
GO, 5.125%, 7/1/37 (7)(10) 4,075 3,790
Puerto Rico Commonwealth, Public Improvement, Series A-PSA,
GO, 5.75%, 7/1/28 (7)(10) 4,720 4,490

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Public Improvement, Series A-PSA,
GO, 8.00%, 7/1/35 (7)(10) 5,750 5,175
Puerto Rico Commonwealth, Public Improvement, Series B, GO,
5.75%, 7/1/38 (7)(10) 3,790 3,747
Puerto Rico Commonwealth, Public Improvement, Series B-PSA,
GO, 5.75%, 7/1/38 (7)(10) 2 2
Puerto Rico Commonwealth, Public Improvement, Series B-PSA,
GO, 6.00%, 7/1/39 (7)(10) 6,020 6,156
Puerto Rico Commonwealth, Public Improvement, Series B-PSA,
GO, 6.50%, 7/1/37 (7)(10) 775 796
Puerto Rico Commonwealth, Public Improvement, Series C-PSA,
GO, 5.75%, 7/1/36 (7)(10) 3,030 2,822
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (7)(10) 45 46
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.00%,
7/1/27 (7)(10) 75 77
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.25%,
7/1/27 (7)(10) 595 615
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.25%,
7/1/28 (7)(10) 165 171
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/20 (7)(10) 210 216
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/24 (7)(10) 820 845
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/25 (7)(10) 270 278
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/26 (7)(10) 325 335
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/27 (7)(10) 1,960 2,019
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/37 (7)(10) 1,770 1,823
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.00%,
7/1/28 (7)(10) 845 870
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.25%,
7/1/33 (7)(10) 205 212
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.50%,
7/1/18 (7)(10) 175 182
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.25%,
7/1/27 (7)(10) 75 78
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.25%,
7/1/40 (7)(10) 200 207
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.75%,
7/1/36 (7)(10) 155 161
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 3.70%,
7/1/17 (7)(10) 50 49
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.00%,
7/1/17 (7)(10) 90 93

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.00%,
7/1/28 (7)(10) 70 72
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%,
7/1/19 (7)(10) 655 677
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%,
7/1/23 (7)(10) 150 155
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%,
7/1/24 (7)(10) 75 78
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.50%,
7/1/34  1,066 1,137
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  2,781 3,052
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  17,901 19,897
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  4,649 4,149
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/31  2,415 1,884
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  4,935 3,579
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  11,335 3,680
125,008
RHODE ISLAND 0.0%
Central Falls Detention Fac., 7.25%, 7/15/35 (6)(7) 490 88
88
SOUTH CAROLINA 0.8%
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/32  2,351 1,190
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/42  4,591 1,143
Connector 2000 Assoc., Series A-1, Zero Coupon, 7/22/51  5,347 611
Patriots Energy Group Fin. Agency, Series A, VRDN, 4.00%,
10/1/48 (Tender 2/1/24)  4,390 4,621
South Carolina Jobs-Economic Dev. Auth., Active Retirement
Community, Series C, 5.00%, 11/15/47  1,690 1,901
South Carolina Jobs-Economic Dev. Auth., Bon Secours Health
System, 5.00%, 11/1/29 (Prerefunded 11/1/22) (4) 1,755 1,812
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/35  1,905 2,245
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/36  4,390 5,169
South Carolina Public Service Auth., Series B, 5.00%, 12/1/51  4,390 5,391
24,083
SOUTH DAKOTA 0.1%
South Dakota HEFA, Sanford Health Group, Series B, 5.00%,
11/1/44  2,045 2,229

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
South Dakota HEFA, Sanford Health Group, Series E, 5.00%,
11/1/37 (Prerefunded 11/1/22) (4) 905 935
3,164
TENNESSEE 2.1%
Blount County Health & Ed. Fac. Board, Asbury, Series A, 5.00%,
1/1/47  3,425 2,652
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series 2018A, 5.00%, 7/1/36  2,855 3,372
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board,
Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/35  2,475 2,839
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board,
Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/40  1,360 1,557
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board,
Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/46  11,625 13,229
Metropolitan Nashville Airport Auth., Series B, 4.00%, 7/1/49 (2) 6,150 6,677
Metropolitan Nashville Airport Auth., Series B, 4.00%, 7/1/54 (2) 7,070 7,652
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/44 (2) 2,635 3,114
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/49 (2) 3,515 4,127
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/54 (2) 4,305 5,045
Tennessee Energy Acquisition, VRDN, 4.00%, 11/1/49 (Tender
11/1/25)  3,670 3,965
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/24  2,330 2,555
Tennessee Energy Acquisition, Series A, VRDN, 5.00%, 5/1/52
(Tender 11/1/31)  4,120 5,050
61,834
TEXAS 6.9%
Austin Airport, Series B, 5.00%, 11/15/41 (2) 1,185 1,354
Austin Airport, Series B, 5.00%, 11/15/44 (2) 4,390 5,213
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/34  1,140 1,245
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/26  920 978
Central Texas Regional Mobility Auth., Series A, 5.00%, 1/1/28  490 544
Central Texas Regional Mobility Auth., Series B, 4.00%, 1/1/51  4,285 4,744
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/46  7,850 9,417
Dallas Area Rapid Transit, Series B, 5.00%, 12/1/47  4,400 5,425
Dallas Hotel Occupancy Tax, 4.00%, 8/15/29  2,200 2,419
Dallas Hotel Occupancy Tax, 4.00%, 8/15/30  2,450 2,685
Dallas Hotel Occupancy Tax, 4.00%, 8/15/31  1,250 1,368
Dallas Hotel Occupancy Tax, 4.00%, 8/15/32  1,000 1,092
Dallas Hotel Occupancy Tax, 4.00%, 8/15/33  1,000 1,091
Dallas/Fort Worth Int'l. Airport, Series A, 5.25%, 11/1/30 (2) 5,305 5,650
Dallas/Fort Worth Int'l. Airport, Series C, 5.125%, 11/1/43
(Prerefunded 11/1/22) (2)(4) 4,085 4,220

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Gulf Coast Auth., Exxon Mobil Project, Series B, VRDN, 0.09%,
6/1/25 (2) 1,400 1,400
Harris County Cultural Ed. Fac. Fin. Corp, Texas Children's
Hospital, Series C, VRDN, 0.07%, 10/1/41  1,200 1,200
Harris County Cultural Ed. Fac. Fin., Brazos Presbyterian Homes,
Series B, 6.375%, 1/1/33  1,435 1,490
Harris County Cultural Ed. Fac. Fin., Thermal Energy, 5.00%,
11/15/31  580 690
Harris County Cultural Ed. Fac. Fin., Thermal Energy, 5.00%,
11/15/33  5,775 6,845
Houston Airport, Series A, 4.00%, 7/1/46 (2) 2,195 2,412
Houston Airport, Series A, 5.00%, 7/1/36 (2) 965 1,142
Houston Airport, Series A, 5.00%, 7/1/37 (2) 1,865 2,206
Houston Airport, Series A, 5.00%, 7/1/41 (2) 2,855 3,363
Houston Airport, Series B-1, 5.00%, 7/15/35 (2) 2,195 2,367
Houston Airport, Series C, 5.00%, 7/1/31 (2) 2,635 3,122
Houston Airport, Series C, 5.00%, 7/1/32 (2) 3,295 3,901
Joint Guadalupe County - Seguin Hosp., Board of Managers
Guadalupe Regional Medical Center, 5.00%, 12/1/29  1,495 1,607
Joint Guadalupe County - Seguin Hosp., Board of Managers
Guadalupe Regional Medical Center, 5.00%, 12/1/40  1,660 1,756
Mission Economic Dev., Natagasoline, Series B, 4.625%,
10/1/31 (1)(2) 2,875 3,024
Mission Economic Dev., Public Service, VRDN, 0.45%, 1/1/26
(Tender 5/2/22) (2) 8,000 8,000
Mission Economic Dev., Republic Services, VRDN, 0.20%, 1/1/26
(Tender 2/5/22) (2) 7,030 7,030
Mission Economic Dev., Republic Services, Series A, VRDN,
0.45%, 5/1/50 (Tender 5/2/22) (2) 3,515 3,515
Mission Economic Dev., Solid Waste Disposal, VRDN, 0.18%,
5/1/46 (Tender 3/1/22) (2) 4,400 4,400
Montgomery County Toll Road Auth., 5.00%, 9/15/32  75 83
Montgomery County Toll Road Auth., 5.00%, 9/15/33  80 88
Montgomery County Toll Road Auth., 5.00%, 9/15/34  85 94
Montgomery County Toll Road Auth., 5.00%, 9/15/35  595 657
Montgomery County Toll Road Auth., 5.00%, 9/15/36  655 723
Montgomery County Toll Road Auth., 5.00%, 9/15/38  360 397
Montgomery County Toll Road Auth., 5.00%, 9/15/43  1,065 1,169
Montgomery County Toll Road Auth., 5.00%, 9/15/48  3,095 3,385
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/24 (11) 370 401
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/35 (Prerefunded 4/1/25) (4) 370 414
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/47 (Prerefunded 4/1/25) (4) 1,820 2,036
New Hope Cultural Ed. Fac. Fin., Exchange Buckingham Senior
Living, 2.00%, 11/15/61  990 578

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/33  240 258
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/35  880 945
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.25%, 10/1/49  1,510 1,618
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/37  4,390 5,089
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/39  2,375 2,677
San Antonio Water System, Series A, VRDN, 2.625%, 5/1/49
(Tender 5/1/24)  1,975 2,047
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/28  515 589
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/30  660 751
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/37  970 1,094
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/40  1,075 1,208
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/46  2,415 2,697
Tarrant County Cultural Ed. Fac. Fin., Edgemere-Northwest Senior
High School, Series A, 5.00%, 11/15/45  2,485 547
Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources
System, Series A, 5.00%, 2/15/41  2,550 2,909
Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources
System, Series A, 5.00%, 2/15/47  10,540 11,940
Texas Municipal Gas Acquisition & Supply I, Series D, 6.25%,
12/15/26  535 608
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/28  1,535 1,803
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/30  2,240 2,719
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/32  1,250 1,562
Texas Private Activity Bond Surface Transportation, Blueridge
Transportation Group, 5.00%, 12/31/45 (2) 3,075 3,372
Texas Private Activity Bond Surface Transportation, Blueridge
Transportation Group, 5.00%, 12/31/50 (2) 5,620 6,146
Texas Private Activity Bond Surface Transportation, Blueridge
Transportation Group, 5.00%, 12/31/55 (2) 1,795 1,958
Texas Private Activity Bond Surface Transportation, Segment 3C
Project, 5.00%, 6/30/58 (2) 9,685 11,228
Texas Transportation Commission, Series A, 5.00%, 8/15/39  5,490 6,735
Texas Transportation Commission, Central Texas Turnpike,
Series C, 5.00%, 8/15/37  9,780 10,667
Texas Transportation Commission, First Tier Toll, State Highway,
5.00%, 8/1/57  4,975 5,612
203,719

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
UTAH 0.4%
Murray, IHC Health Services, Series D, VRDN, 0.07%, 5/15/37  3,000 3,000
Salt Lake City Airport, Series A, 5.00%, 7/1/42 (2) 880 1,017
Salt Lake City Airport, Series A, 5.00%, 7/1/47 (2) 6,200 7,165
11,182
VIRGIN ISLANDS 0.0%
Virgin Islands PFA, Matching Fund, Diageo, Series A, 6.75%,
10/1/37  745 752
752
VIRGINIA 4.9%
Albermarle County Economic Dev. Auth., Sentara Martha Jefferson
Hosp., Series B, VRDN, 0.10%, 10/1/48  600 600
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, 5.00%, 7/1/41 (5) 3,780 4,364
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, 5.00%, 7/1/46  6,415 7,380
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, 5.00%, 7/1/51  2,695 3,097
Fairfax County IDA, Inova Health System, Series A, 4.00%,
5/15/48  4,965 5,496
Fairfax County IDA, Inova Health System, Series A, 5.00%,
5/15/31  1,755 2,000
Fairfax County IDA, Inova Health System, Series A, 5.00%,
5/15/44  4,390 4,775
Fairfax County Sewer, Series A, 4.00%, 7/15/38  5,735 6,808
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%,
6/15/31 (Prerefunded 6/15/25) (4) 4,070 4,588
Hampton Roads Transportation Accountability Commission,
Series A, 5.50%, 7/1/57  17,760 21,440
Hampton Roads Transportation Accountability Commission,
Senior Lien, Series A, 5.00%, 7/1/60  3,075 3,728
James City County Economic Dev. Auth., United Methodist
Homes, Series A, 6.00%, 6/1/43 (Prerefunded 6/1/23) (4) 966 1,026
Lynchburg Economic Dev. Auth., Centra Health Obligated Group,
4.00%, 1/1/55  2,625 2,903
Lynchburg Economic Dev. Auth., Centra Health Obligated Group,
Series B, VRDN, 0.10%, 1/1/47  6,200 6,200
Norfolk Economic Dev. Auth., Sentara Healthcare, Series B, VRDN,
5.00%, 11/1/48 (Tender 11/1/28)  440 533
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/34  1,270 1,432
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/36  1,820 2,049
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/37 (2)(3) 11,075 12,013

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
5.00%, 7/1/25 (2) 880 896
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
5.00%, 7/1/27 (2) 880 896
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
5.50%, 1/1/42 (2) 5,030 5,122
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
6.00%, 1/1/37 (2) 3,580 3,655
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
1/1/44 (Prerefunded 2/11/22) (2)(4) 705 706
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/49 (Prerefunded 2/11/22) (2)(4) 3,150 3,155
Virginia Small Business Fin. Auth., I-95 Express Lanes,
Series 2012, 5.00%, 7/1/34 (2) 5,045 5,053
Virginia Small Business Fin. Auth., I-95 Express Lanes,
Series 2012, 5.00%, 1/1/40 (2) 8,175 8,187
Virginia Small Business Fin. Auth., I-95 Express Lanes,
Series 2017, 5.00%, 7/1/34 (2) 4,610 4,617
Virginia Small Business Fin. Auth., I-95 Express Lanes,
Series 2017, 5.00%, 1/1/40 (2) 9,820 9,835
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/49 (2) 880 1,021
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/52 (2) 3,950 4,568
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/56 (2) 6,500 7,509
145,652
WASHINGTON 3.6%
Energy Northwest, Columbia Generating Station, 4.00%, 7/1/42  8,345 9,673
Energy Northwest, Columbia Generating Station, 5.00%, 7/1/22  4,525 4,612
Energy Northwest, Columbia Generating Station, 5.00%, 7/1/41  14,935 18,837
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/33  1,320 1,660
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/34  1,580 1,985
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/36  2,110 2,635
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/37  2,020 2,521
Greater Wenatchee Regional Events Center Pub. Fac. Dist.,
Series A, 5.50%, 9/1/42 (Prerefunded 9/1/22) (4) 570 586
Washington, Series C, GO, 5.00%, 2/1/39  17,570 21,658
Washington, Series D, GO, 4.00%, 7/1/41  10,340 12,108
Washington, Series F, GO, 5.00%, 6/1/39  5,785 7,297
Washington, Series F, GO, 5.00%, 6/1/40  10,535 13,265

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Washington State Housing Fin. Commission, Social Certificates,
Series 2021-1, Class A, 3.50%, 12/20/35  4,175 4,413
Washington State Housing Fin. Commission, Transform Age
Project, 2.375%, 1/1/26 (1) 1,080 1,078
Washington State Housing Fin. Commission, Transform Age
Project, Series A, 5.00%, 1/1/55 (1) 4,390 4,666
106,994
WEST VIRGINIA 0.0%
Monongalia County Commission, Univ. Town Center, Series A,
5.50%, 6/1/37 (1) 425 475
Monongalia County Commission, Univ. Town Center, Series A,
5.75%, 6/1/43 (1) 425 475
950
WISCONSIN 0.7%
Wisconsin HEFA, Saint John's Communities, Series A, 5.00%,
9/15/50 (Prerefunded 9/15/23) (4) 1,220 1,299
Wisconsin PFA, Celanese, Series A, 5.00%, 1/1/24 (2) 1,535 1,641
Wisconsin PFA, Celanese, Series B, 5.00%, 12/1/25 (2) 880 996
Wisconsin PFA, Roseman Univ. of Health, 5.00%, 4/1/40 (1) 500 568
Wisconsin PFA, Roseman Univ. of Health, 5.00%, 4/1/50 (1) 880 988
Wisconsin PFA, Searstone Retirement Community, Series A,
5.00%, 6/1/52 (3) 3,200 3,208
Wisconsin PFA, Searstone Retirement Community, Series A,
5.20%, 6/1/37  1,320 1,452
Wisconsin PFA, Searstone Retirement Community, Series A,
5.30%, 6/1/47  2,195 2,418
Wisconsin PFA, Southminster, 5.00%, 10/1/43 (1) 2,900 3,137
Wisconsin PFA, Southminster, 5.00%, 10/1/48 (1) 880 949
Wisconsin PFA, Southminster, 5.00%, 10/1/53 (1) 920 991
Wisconsin PFA, Univ. of Hawai'i Foundation Project, Series A-1,
4.00%, 7/1/61 (1) 1,450 1,510
Wisconsin PFA, Waste Management, Series A-2, VRDN, 0.45%,
10/1/25 (Tender 5/1/22) (2) 2,125 2,125
21,282
Total Municipal Securities (Cost $2,957,517) 3,023,819

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 0.1%
Freddie Mac Multifamily, 2.046%, 6/25/38  4,305 4,129
Total Non-U.S. Government Mortgage-Backed Securities (Cost
$4,467) 4,129
Total Investments in Securities 102.4%
(Cost $2,961,984) $ 3,027,948
Other Assets Less Liabilities (2.4)% (72,155)
Net Assets 100.0% $ 2,955,793
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$144,962 and represents 4.9% of net assets.
(2) Interest subject to alternative minimum tax.
(3) When-issued security
(4) Prerefunded date is used in determining portfolio maturity.
(5) Insured by Assured Guaranty Municipal Corporation
(6) Security is in default or has failed to make a scheduled interest and/or principal payment.
(7) Non-income producing
(8) Insured by National Public Finance Guarantee Corporation
(9) Insured by Build America Mutual Assurance Company
(10) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(11) Escrowed to maturity
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
BAN Bond Anticipation Note
CDA Community Development Administration/Authority
COP Certificate of Participation
DFA Development Finance Authority
DOT Department of Transportation
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation
HCFFA Health Care Facilities Financing Authority
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HFFA Health Facility Financing Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
IDC Industrial Development Corporation

T. ROWE PRICE Summit Municipal Income Fund

The accompanying notes are an integral part of this Portfolio of Investments.
.
.
.
.
.
.
.
.
.
.
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
RAC Revenue Anticipation Certificate
SIFMA Securities Industry and Financial Markets Association (SIFMA) Municipal Swap
Index
SOFR Secured overnight financing rate
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TRAN Tax Revenue Anticipation Note
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Summit Municipal Income Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Summit Municipal Income Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Summit Municipal Income Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;

T. ROWE PRICE Summit Municipal Income Fund

a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   On January 31, 2022, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
SUBSEQUENT EVENT
In February 2022, Russian forces entered Ukraine and commenced an armed conflict.
Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result,
Russia’s central bank closed the country’s stock market on February 28, 2022, and
Russian-related stocks and debt and the Russian ruble have since suffered significant declines in value. In addition, this armed conflict and the related sanctions may cause significant disruptions to global business activity and volatility in global financial markets. The duration of the conflict and related economic sanctions and their effects on the financial markets cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by such events. Management is actively monitoring these events.
F84-054Q1 01/22